Note 5 - Loans, Net of Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Point-of-sale loans and leases	$2,776,126	$2,220,894	$1,998,993
Commercial real estate mortgages	810,630	710,369	755,042
Commercial real estate loans	9,298	13,165	13,510
Public sector and other financing	49,627	35,452	35,605
	3,645,681	2,979,880	2,803,150

Allowance for credit losses	(2,697)	(1,904)	(1,699)
Accrued interest	18,688	14,702	12,670

Total loans, net of allowance for credit losses	$3,661,672	$2,992,678	$2,814,121

Disclosure of loans by lending asset category [text block]
	As at July 31, 2023				As at October 31, 2022
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$2,770,509	$5,617	$-	$2,776,126	$2,215,388	$5,227	$279	$2,220,894
ECL allowance	646	-	-	646	545	-	-	545
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$746,771	$48,752	$15,107	$810,630	$599,113	$111,256	$-	$710,369
ECL allowance	1,655	251	-	1,906	1,150	137	-	1,287
EL %	0.22%	0.51%	0.00%	0.24%	0.19%	0.12%	0.00%	0.18%
Commercial real estate loans	$9,298	$-	$-	$9,298	$13,165	$-	$-	$13,165
ECL allowance	50	-	-	50	54	-	-	54
EL %	0.54%	0.00%	0.00%	0.54%	0.41%	0.00%	0.00%	0.41%
Public sector and other financing	$45,060	$4,567	$-	$49,627	$35,273	$179	$-	$35,452
ECL allowance	74	21	-	95	17	1	-	18
EL %	0.16%	0.46%	0.00%	0.19%	0.05%	0.56%	0.00%	0.05%
Total loans	$3,571,638	$58,936	$15,107	$3,645,681	$2,862,939	$116,662	$279	$2,979,880
Total ECL allowance	2,425	272	-	2,697	1,766	138	-	1,904
Total EL %	0.07%	0.46%	0.00%	0.07%	0.06%	0.12%	0.00%	0.06%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$2,697	$1,751	$2,242	$3,117
Variance from reported ECL		(946)	(455)	420
Variance from reported ECL (%)		(35%)	(17%)	16%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$627	$-	$-	$627
Transfer in (out) to Stage 1	52	(52)	-	-
Transfer in (out) to Stage 2	(85)	85	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	52	(33)	-	19
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	19	-	-	19
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$646	$-	$-	$646

Commercial real estate mortgages
Balance at beginning of period	$1,647	$120	$-	$1,767
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(106)	106	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	138	44	-	182
Loan originations	56	-	-	56
Derecognitions and maturities	(94)	(5)	-	(99)
Provision for (recovery of) credit losses	8	131	-	139
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,655	$251	$-	$1,906

Commercial real estate loans
Balance at beginning of period	$59	$-	$-	$59
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(5)	-	-	(5)
Loan originations	-	-	-	-
Derecognitions and maturities	(4)	-	-	(4)
Provision for (recovery of) credit losses	(9)	-	-	(9)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$50	$-	$-	$50

Public sector and other financing
Balance at beginning of period	$70	$3	$-	$73
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(4)	10	-	6
Loan originations	16	-	-	16
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	18	-	22
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$74	$21	$-	$95

Total balance at end of period	$2,425	$272	$-	$2,697
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$419	$-	$-	$419
Transfer in (out) to Stage 1	16	(16)	-	-
Transfer in (out) to Stage 2	(45)	45	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	138	(29)	-	109
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	109	-	-	109
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$528	$-	$-	$528

Commercial real estate mortgages
Balance at beginning of period	$948	$101	$-	$1,049
Transfer in (out) to Stage 1	16	(16)	-	-
Transfer in (out) to Stage 2	(88)	88	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	49	(38)	-	11
Loan originations	64	-	-	64
Derecognitions and maturities	(10)	(18)	-	(28)
Provision for (recovery of) credit losses	31	16	-	47
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$979	$117	$-	$1,096

Commercial real estate loans
Balance at beginning of period	$40	$-	$-	$40
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	-	-	9
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	9	-	-	9
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$49	$-	$-	$49

Public sector and other financing
Balance at beginning of period	$24	$1	$-	$25
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1	-	-	1
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1	-	-	1
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$25	$1	$-	$26

Total balance at end of period	$1,581	$118	$-	$1,699
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	122	(122)	-	-
Transfer in (out) to Stage 2	(257)	257	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	236	(135)	-	101
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	101	-	-	101
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$646	$-	$-	$646

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	93	(93)	-	-
Transfer in (out) to Stage 2	(224)	224	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	560	6	(13)	553
Loan originations	205	-	-	205
Derecognitions and maturities	(129)	(10)	-	(139)
Provision for (recovery of) credit losses	505	114	-	619
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,655	$251	$-	$1,906

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	-	-	-	-
Loan originations	-	-	-	-
Derecognitions and maturities	(4)	-	-	(4)
Provision for (recovery of) credit losses	(4)	-	-	(4)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$50	$-	$-	$50

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	6	12	-	18
Loan originations	59	-	-	59
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	57	20	-	77
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$74	$21	$-	$95

Total balance at end of period	$2,425	$272	$-	$2,697
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	68	(68)	-	-
Transfer in (out) to Stage 2	(130)	130	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	315	(62)	-	253
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	253	-	-	253
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$528	$-	$-	$528

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(92)	92	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(48)	(49)	-	(97)
Loan originations	224	-	-	224
Derecognitions and maturities	(123)	(22)	-	(145)
Provision for (recovery of) credit losses	(1)	(17)	-	(18)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$979	$117	$-	$1,096

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	4	-	-	4
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	-	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$49	$-	$-	$49

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	10	(2)	-	8
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	9	(2)	-	7
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$25	$1	$-	$26

Total balance at end of period	$1,581	$118	$-	$1,699